Common Stock and Stock Plans, Stock Option Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Incentive Compensation Plans [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3 years 2 months 13 days
Options outstanding, aggregate intrinsic value	$ 2,245
Options outstanding, shares, begining balance	202,926,392
Options granted, shares	72,581
Options, canceled or forfeited, shares	(6,366,940)
Options, exercised, shares	(56,147,977)
Options exercisable and outstanding, shares, ending balance)	140,484,056
Options outstanding, weighted-average exercise price, begining balance	$ 40.84
Options granted, weighted-average exercise price	$ 35.25
Options, canceled or forfeited, weighted-average exercise price	$ 105.88
Options, exercised, weighted-average exercise price	$ 28.40
Options exercisable and outstanding, weighted-average exercise price, ending balance	$ 42.86
Director Awards [Member]
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	2 years 9 months 18 days
Options outstanding, aggregate intrinsic value	$ 6
Options outstanding, shares, begining balance	588,022
Options granted, shares	11,585
Options, canceled or forfeited, shares	(17,629)
Options, exercised, shares	(102,341)
Options exercisable and outstanding, shares, ending balance)	479,637
Options outstanding, weighted-average exercise price, begining balance	$ 31.42
Options granted, weighted-average exercise price	$ 37.05
Options, canceled or forfeited, weighted-average exercise price	$ 35.43
Options, exercised, weighted-average exercise price	$ 28.87
Options exercisable and outstanding, weighted-average exercise price, ending balance	$ 31.95